United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-01716

                        AllianceBernstein Quasar Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: July 31, 2003

                     Date of reporting period: July 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



[LOGO] AllianceBernstein(SM)
       Investment Research and Management

                   AllianceBernstein Quasar Fund
--------------------------------------------------------------------------------
Small Cap Growth                                    Annual Report--July 31, 2003
--------------------------------------------------------------------------------

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commision's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

September 30, 2003

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Quasar Fund (the "Fund") for the annual reporting period ended July 31, 2003.

Investment Objective and Policies

This open-end fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests in a diversified portfolio of equity securities that offer the possibility of above-average earnings growth. The Fund emphasizes investment in small-capitalization companies in the United States and may also pursue investment opportunities outside the United States.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended July 31, 2003.

INVESTMENT RESULTS*
Periods Ended July 31, 2003

                                                          ----------------------
                                                                 Returns
                                                          ----------------------
                                                           6 Months    12 Months
--------------------------------------------------------------------------------
AllianceBernstein Quasar Fund
   Class A                                                   27.77%       21.15%
--------------------------------------------------------------------------------
   Class B                                                   27.26%       20.13%
--------------------------------------------------------------------------------
   Class C                                                   27.21%       20.20%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                                    31.94%       27.97%
--------------------------------------------------------------------------------

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of July 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is a capitalization-weighted index that includes 2,000 of the smallest stocks representing approximately 10% of the U.S. equity market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Quasar Fund.

      Additional investment results appear on page 5.

The Fund's Class A shares gained 27.77% over the six-month period ending July 31, 2003, underperforming the benchmark, the Russell 2000 Growth Index, which gained 31.94% over the same time frame. Relative returns during the period were negatively impacted by the Fund's underweighted exposure to stocks with smaller-than-average market capitalizations relative to the benchmark and lower-than-average returns on equity (ROE)--the period's strongest performers. These capitalization and quality biases were wide spread and led to disappointing stock selection across all major economic sectors, with the exception of


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN QUASAR FUND o 1
consumer/commercial services and financial services. The Fund's sector allocations, in particular underweight positions in the consumer staples and financial services sectors, provided a modest offset to the period's unfavorable stock selection.

Over the 12-month period ending July 31, 2003, the Fund's Class A shares gained 21.15% versus a 27.97% gain in the Russell 2000 Growth Index. The Fund's underperformance over this time frame also stemmed from the disappointing stock selection discussed above. This underperformance was only partially offset by a favorable contribution from sector allocations.

Market Overview and Investment Strategy

The strong performance of small-cap stocks over the period reflects significant outperformance versus large-cap growth stocks and small-cap value stocks, as measured by the Russell 1000 Growth Index and Russell 2000 Value Index, respectively. Small-cap growth stocks also outperformed many of the more widely followed indices, including the S&P 500 Stock Index and the Dow Jones Industrials. Within the Russell 2000 Growth Index, smaller-than-average companies and those with lower-than-average ROEs outperformed larger companies with higher ROEs. Health care and technology stocks were the period's strongest performers, posting gains of 43% and 41%, respectively.

During the period, we increased the Fund's active exposure to industrials and financial services stocks while we decreased its exposure to the health care sector. As of July 31, 2003, the Fund was overweight in industrials, underweight in financial services and health care stocks, and roughly market weight in the technology and consumer sectors. Cash started and finished the period at 1.4% of total assets.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN QUASAR FUND

                                                              Performance Update
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN QUASAR FUND
GROWTH OF A $10,000 INVESTMENT
7/31/93 - 7/31/03

AllianceBernstein Quasar Fund Class A: $16,519

Russell 2000 Growth Index: $16,297

             AllianceBernstein Quasar Fund      Russell 2000 Growth Index
7/31/93                $ 9,575                         $10,000
7/31/94                $ 9,468                         $10,128
7/31/95                $12,444                         $13,548
7/31/96                $16,430                         $13,958
7/31/97                $22,454                         $17,483
7/31/98                $22,773                         $17,253
7/31/99                $22,287                         $19,756
7/31/00                $24,113                         $23,931
7/31/01                $20,463                         $18,353
7/31/02                $13,635                         $12,735
7/31/03                $16,519                         $16,297


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Quasar Fund Class A shares (from 7/31/93 to 7/31/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is a capitalization-weighted index that includes 2,000 of the smallest stocks representing approximately 10% of the U.S. equity market. When comparing AllianceBernstein Quasar Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index.

An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Quasar Fund.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN QUASAR FUND o 3

Portfolio Summary
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY
July 31, 2003

INCEPTION DATES                 PORTFOLIO STATISTICS

Class A Shares                  Net Assets ($mil): $401.4
2/12/69
Class B Shares
9/17/90
Class C Shares
5/3/93

SECTOR BREAKDOWN

  25.4% Technology
  20.5% Health Care
  19.0% Consumer Services
  11.7% Finance
   9.6% Capital Goods                   [PIE CHART OMITTED]
   4.8% Energy
   2.8% Transportation
   1.6% Basic Industry
   1.2% Consumer Manufacturing
   1.2% Consumer Staples

   2.2% Short-Term

All data as of July 31, 2003. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN QUASAR FUND

                                                              Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2003

Class A Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge     With Sales Charge
                        1 Year            21.15%                 16.03%
                       5 Years            -6.22%                 -7.03%
                      10 Years             5.61%                  5.15%

Class B Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge     With Sales Charge
                        1 Year            20.13%                 16.13%
                       5 Years            -6.95%                 -6.95%
                      10 Years(a)          4.95%                  4.95%

Class C Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge     With Sales Charge
                        1 Year            20.20%                 19.20%
                       5 Years            -6.94%                 -6.94%
                      10 Years             4.79%                  4.79%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2003)

                                   Class A          Class B           Class C
-------------------------------------------------------------------------------
                        1 Year      -8.01%           -8.49%            -5.62%
                       5 Years     -10.41%          -10.34%           -10.33%
                      10 Years       4.47%            4.28%(a)          4.12%

The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund invests in small-capitalization stocks which may be more volatile because these companies tend to have limited product lines, markets, or financial resources. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(a)   Assumes conversion of Class B shares into Class A shares after 8 years.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN QUASAR FUND o 5

Ten Largest Holdings
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
July 31, 2003

                                                                      Percent of
Company                                                     Value     Net Assets
--------------------------------------------------------------------------------
Stericycle, Inc.                                      $ 6,728,883           1.7%
--------------------------------------------------------------------------------
Resources Connection, Inc.                              6,296,076           1.6
--------------------------------------------------------------------------------
Martek Biosciences Corp.                                6,031,160           1.5
--------------------------------------------------------------------------------
Amphenol Corp. Cl.A                                     5,745,600           1.4
--------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.                        5,691,470           1.4
--------------------------------------------------------------------------------
Macrovision Corp.                                       5,684,650           1.4
--------------------------------------------------------------------------------
Getty Images, Inc.                                      5,662,305           1.4
--------------------------------------------------------------------------------
Insight Enterprises, Inc.                               5,524,915           1.4
--------------------------------------------------------------------------------
Pharmaceutical Resources, Inc.                          5,427,940           1.4
--------------------------------------------------------------------------------
Navistar International Corp.                            5,365,250           1.3
--------------------------------------------------------------------------------
                                                      $58,158,249          14.5%


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN QUASAR FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
July 31, 2003

Company                                                Shares             Value
-------------------------------------------------------------------------------

COMMON STOCKS-99.0%

Technology-25.7%
Computer Hardware/Storage-0.8%
Avocent Corp.(a) ...............................      126,400     $   3,384,992
                                                                  -------------
Computer Peripherals-1.5%
Imation Corp. ..................................       87,800         3,133,582
Pericom Semiconductor Corp.(a) .................      303,000         2,734,575
                                                                  -------------
                                                                      5,868,157
                                                                  -------------
Computer Services-2.4%
Alliance Data Systems Corp.(a) .................      163,200         4,471,680
Anteon International Corp.(a) ..................       84,500         2,670,200
Cognizant Technology Solutions Corp.(a) ........       78,000         2,400,840
                                                                  -------------
                                                                      9,542,720
                                                                  -------------
Computer Software-4.4%
Cognos, Inc. (Canada)(a) .......................      176,400         4,773,384
Hyperion Solutions Corp.(a) ....................      156,000         4,263,480
Informatica Corp.(a) ...........................      430,800         3,157,764
NetScreen Technologies, Inc.(a) ................      178,700         3,865,281
Quest Software, Inc.(a) ........................      179,500         1,588,395
                                                                  -------------
                                                                     17,648,304
                                                                  -------------
Internet Infrastructure-0.0%
iPass, Inc.(a) .................................       11,400           207,480
                                                                  -------------
Internet Media-0.8%
Sohu.com, Inc.(a) ..............................       78,900         3,134,697
                                                                  -------------
Networking Software-0.1%
NETGEAR, Inc.(a) ...............................       16,700           295,106
                                                                  -------------
Semi-Conductor Capital Equipment-2.5%
FormFactor, Inc.(a) ............................      142,400         2,654,336
MKS Instruments, Inc.(a) .......................      128,300         2,900,863
Varian Semiconductor Equipment
   Associates, Inc.(a) .........................      136,300         4,531,975
                                                                  -------------
                                                                     10,087,174
                                                                  -------------
Semi-Conductor Components-4.8%
ATMI, Inc.(a) ..................................      192,800         4,968,456
Integrated Circuit Systems, Inc.(a) ............      189,400         5,691,470
Microsemi Corp.(a) .............................      215,100         3,669,606
OmniVision Technologies, Inc.(a) ...............      121,200         4,919,508
                                                                  -------------
                                                                     19,249,040
                                                                  -------------


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN QUASAR FUND o 7

Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------

Software-4.1%
Aspect Communications Corp.(a) .................      301,400     $   2,200,220
InterVideo, Inc.(a) ............................       10,000           203,800
Macrovision Corp.(a) ...........................      241,900         5,684,650
SERENA Software, Inc.(a) .......................      225,400         4,257,806
SINA Corp. (Cayman Islands)(a) .................      119,400         4,150,344
                                                                  -------------
                                                                     16,496,820
                                                                  -------------
Miscellaneous-4.3%
02Micro International, Ltd.(a) .................      242,900         3,633,784
Amphenol Corp. Cl.A(a) .........................      106,400         5,745,600
Exar Corp.(a) ..................................      282,900         4,045,470
Power-One, Inc.(a) .............................      358,700         3,798,633
                                                                  -------------
                                                                     17,223,487
                                                                  -------------
                                                                    103,137,977
                                                                  -------------
Health Care-20.8%
Biotechnology-5.4%
Abgenix, Inc.(a) ...............................      166,700         2,115,423
MGI Pharma, Inc.(a) ............................      132,100         5,069,998
Neurocrine Biosciences, Inc.(a) ................       59,900         3,215,432
Onyx Pharmaceuticals, Inc.(a) ..................      149,400         2,347,074
Protein Design Labs, Inc.(a) ...................      199,300         2,543,068
Telik, Inc.(a) .................................      180,700         3,449,563
Trimeris, Inc.(a) ..............................       70,700         3,135,545
                                                                  -------------
                                                                     21,876,103
                                                                  -------------
Drugs-4.2%
aaiPharma, Inc.(a) .............................       50,900           929,434
Axcan Pharma, Inc. (Canada)(a) .................      315,300         4,212,408
Indevus Pharmaceuticals, Inc.(a) ...............       17,700           102,660
Martek Biosciences Corp.(a) ....................      124,300         6,031,160
Pharmaceutical Resources, Inc.(a) ..............       95,900         5,427,940
                                                                  -------------
                                                                     16,703,602
                                                                  -------------
Medical Products-6.3%
Advanced Neuromodulation Systems, Inc.(a) ......       64,100         2,635,792
Angiotech Pharmaceuticals, Inc. (Canada)(a) ....       58,100         2,570,925
Conceptus, Inc.(a) .............................      101,900         1,709,882
Gen-Probe, Inc.(a) .............................       91,900         5,054,500
I-STAT Corp.(a) ................................      156,700         1,530,803
Integra LifeSciences Holdings(a) ...............      196,200         4,906,962
OraSure Technologies, Inc.(a) ..................      300,100         2,571,857
VISX, Inc.(a) ..................................      183,300         4,267,224
                                                                  -------------
                                                                     25,247,945
                                                                  -------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN QUASAR FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------

Medical Services-4.9%
Centene Corp.(a) ...............................       80,700     $   2,360,475
Covance, Inc.(a) ...............................      126,100         2,610,270
Mid Atlantic Medical Services, Inc.(a) .........       64,700         3,518,386
Molina Healthcare, Inc.(a) .....................       23,200           549,840
PacifiCare Health Systems, Inc.(a) .............       69,900         3,907,410
Stericycle, Inc.(a) ............................      149,100         6,728,883
                                                                  -------------
                                                                     19,675,264
                                                                  -------------
                                                                     83,502,914
                                                                  -------------
Consumer Services-19.2%
Advertising-1.4%
Getty Images, Inc.(a) ..........................      148,500         5,662,305
                                                                  -------------

Broadcasting & Cable-3.0%
Cumulus Media, Inc. Cl.A(a) ....................      245,618         4,295,859
Entravision Communications Corp. Cl.A(a) .......      312,800         3,331,320
ValueVision International, Inc. Cl.A(a) ........      256,700         4,453,745
                                                                  -------------
                                                                     12,080,924
                                                                  -------------
Entertainment & Leisure-1.1%
Guitar Center, Inc.(a) .........................      123,900         4,175,430
                                                                  -------------
Gaming-1.1%
Station Casinos, Inc.(a) .......................      156,800         4,547,200
                                                                  -------------
Retail-General Merchandise-2.1%
Cost Plus, Inc.(a) .............................      117,700         4,386,679
The Bombay Co., Inc.(a) ........................      198,100         1,986,943
Ultimate Electronics, Inc.(a) ..................      196,200         2,109,150
                                                                  -------------
                                                                      8,482,772
                                                                  -------------
Toys-0.3%
Marvel Enterprises, Inc.(a) ....................       67,700         1,326,920
                                                                  -------------
Miscellaneous-10.2%
Bright Horizons Family Solutions, Inc.(a) ......       89,500         3,266,750
Dycom Industries, Inc.(a) ......................      236,400         4,021,164
Insight Enterprises, Inc.(a) ...................      355,300         5,524,915
Iron Mountain, Inc.(a) .........................       92,850         3,398,310
MSC Industrial Direct Co., Inc. Cl.A ...........      229,200         4,618,380
Resources Connection, Inc.(a) ..................      240,400         6,296,076
ScanSource, Inc.(a) ............................      122,560         4,113,113
Strayer Education, Inc. ........................       47,200         3,986,984
Sylvan Learning Systems, Inc.(a) ...............      155,700         4,140,063
Wireless Facilities, Inc.(a) ...................      122,000         1,473,760
                                                                  -------------
                                                                     40,839,515
                                                                  -------------
                                                                     77,115,066
                                                                  -------------


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN QUASAR FUND o 9

Portfolio of Investments
--------------------------------------------------------------------------------

Company                                                Shares             Value
-------------------------------------------------------------------------------

Finance-11.9%
Banking-Money Centers-2.6%
Boston Private Financial Holdings, Inc. ........      100,800     $   2,383,920
UCBH Holdings, Inc. ............................      127,600         3,933,908
Wintrust Financial Corp. .......................      118,600         4,197,254
                                                                  -------------
                                                                     10,515,082
                                                                  -------------
Banking-Regional-3.2%
American Capital Strategies, Ltd. ..............      107,200         3,015,536
BankUnited Financial Corp. Cl.A(a) .............      122,600         2,513,300
R&G Financial Corp. Cl.B .......................      125,500         4,016,000
Westamerica Bancorp ............................       76,700         3,393,208
                                                                  -------------
                                                                     12,938,044
                                                                  -------------
Brokerage & Money Management-2.9%
Affiliated Managers Group, Inc.(a) .............       61,100         3,997,162
BlackRock, Inc.(a) .............................       60,300         2,723,751
Southwest Bancorporation of Texas, Inc.(a) .....      134,800         4,785,400
                                                                  -------------
                                                                     11,506,313
                                                                  -------------
Insurance-2.0%
Scottish Annuity & Life Holdings, Ltd. .........       76,600         1,750,310
StanCorp Financial Group, Inc. .................       48,000         2,678,400
Triad Guaranty, Inc.(a) ........................       79,700         3,666,200
                                                                  -------------
                                                                      8,094,910
                                                                  -------------
Miscellaneous-1.2%
Investors Financial Services Corp. .............      145,800         4,646,646
                                                                  -------------
                                                                     47,700,995
                                                                  -------------
Capital Goods-9.7%
Electrical Equipment-3.2%
EDO Corp. ......................................      236,200         4,686,208
Engineered Support Systems, Inc. ...............       99,650         4,409,513
United Defense Industries, Inc.(a) .............      146,300         3,714,557
                                                                  -------------
                                                                     12,810,278
                                                                  -------------
Machinery-3.8%
Actuant Corp. Cl.A(a) ..........................       79,600         3,876,520
Navistar International Corp.(a) ................      137,500         5,365,250
Oshkosh Truck Corp. ............................       51,100         3,399,172
Regal Beloit Corp. .............................      127,600         2,590,280
                                                                  -------------
                                                                     15,231,222
                                                                  -------------
Pollution Control-0.7%
Waste Connections, Inc.(a) .....................       85,400         2,899,330
                                                                  -------------
Miscellaneous-2.0%
IDEX Corp. .....................................      125,400         4,639,800
Simpson Manufacturing Co., Inc.(a) .............       72,400         3,233,384
                                                                  -------------
                                                                      7,873,184
                                                                  -------------
                                                                     38,814,014
                                                                  -------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN QUASAR FUND

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)             Value
-------------------------------------------------------------------------------

Energy-4.8%
Domestic Producers-0.7%
Frontier Oil Corp. .............................      197,700     $   2,997,132
                                                                  -------------
Oil Service-2.6%
FMC Technologies, Inc.(a) ......................      127,600         2,865,896
W-H Energy Services, Inc.(a) ...................      209,200         3,803,256
Westport Resources Corp.(a) ....................      172,900         3,587,675
                                                                  -------------
                                                                     10,256,827
                                                                  -------------
Pipelines-0.8%
Hydril Co.(a) ..................................      134,200         3,043,656
                                                                  -------------
Miscellaneous-0.7%
Evergreen Resources, Inc.(a) ...................       60,600         3,013,638
                                                                  -------------
                                                                     19,311,253
                                                                  -------------
Transportation-2.9%
Air Freight-0.9%
UTI Worldwide, Inc. ............................      104,800         3,697,868
                                                                  -------------
Shipping-1.0%
Kirby Corp.(a) .................................      147,600         4,029,480
                                                                  -------------
Trucking-0.0%
Werner Enterprises, Inc. .......................          800            19,072
                                                                  -------------
Miscellaneous-1.0%
Pacer International, Inc.(a) ...................      195,400         3,816,162
                                                                  -------------
                                                                     11,562,582
                                                                  -------------
Basic Industry-1.6%
Chemicals-1.0%
Georgia Gulf Corp. .............................      171,600         3,926,208
                                                                  -------------
Miscellaneous-0.6%
Philadelphia Suburban Corp. ....................      106,700         2,554,398
                                                                  -------------
                                                                      6,480,606
                                                                  -------------
Consumer Manufacturing-1.2%
Building & Related-1.2%
Hughes Supply, Inc. ............................      134,300         4,888,520
                                                                  -------------
Consumer Staples-1.2%
Food-0.3%
United Natural Foods, Inc.(a) ..................       40,300         1,231,971
                                                                  -------------
Retail-Food & Drug-0.9%
PETCO Animal Supplies, Inc.(a) .................      143,600         3,602,924
                                                                  -------------
                                                                      4,834,895
                                                                  -------------
Total Common Stocks
   (cost $321,784,961) .........................                    397,348,822
                                                                  -------------


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN QUASAR FUND o 11

Portfolio of Investments
--------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                 (000)             Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT-2.2%
Time Deposit-2.2%
State Street Euro Dollar
   0.50%, 8/01/03
   (cost $8,923,000) ...........................     $  8,923     $   8,923,000
                                                                  -------------
Total Investments*-101.2%
   (cost $330,707,961) .........................                    406,271,822
Other assets less liabilities-(1.2%) ...........                     (4,889,518)
                                                                  -------------

Net Assets-100% ................................                  $ 401,382,304
                                                                  =============

* SECURITIES LENDING INFORMATION

The Fund participates in a securities lending arrangement (see Note E) in which cash collateral is invested by the lending agent. Such investments, representing 5.9% of net assets, were as follows as of July 31, 2003:

                                        Current
                                         Yield         Shares           Value
                                      ==========     ===========     ===========
UBS Private Money Market                 1.02%        23,680,400     $23,680,400
   Fund LLC

(a)   Non-income producing security.

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN QUASAR FUND

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
July 31, 2003

Assets
Investments in securities, at value (cost $330,707,961) ...    $ 406,271,822(a)
Cash ......................................................               25
Collateral held for securities loaned .....................       23,680,400
Receivable for investment securities sold .................        1,939,956
Receivable for capital stock sold .........................          853,178
Dividends and interest receivable .........................           48,253
                                                               -------------
Total assets ..............................................      432,793,634
                                                               -------------
Liabilities
Payable for collateral received on securities loaned ......       23,680,400
Payable for investment securities purchased ...............        5,050,327
Payable for capital stock redeemed ........................        1,338,615
Advisory fee payable ......................................          338,121
Distribution fee payable ..................................          214,415
Accrued expenses ..........................................          789,452
                                                               -------------
Total liabilities .........................................       31,411,330
                                                               -------------
Net Assets ................................................    $ 401,382,304
                                                               =============
Composition of Net Assets
Capital stock, at par .....................................    $      50,446
Additional paid-in capital ................................      727,686,056
Accumulated net realized loss on investment
   transactions ...........................................     (401,918,059)
Net unrealized appreciation of investments ................       75,563,861
                                                               -------------
                                                               $ 401,382,304
                                                               =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($184,378,529 / 10,660,480 shares of capital stock
   issued and outstanding) ................................           $17.30
Sales charge--4.25% of public offering price ..............              .77
                                                                      ------
Maximum offering price ....................................           $18.07
                                                                      ======
Class B Shares
Net asset value and offering price per share
   ($168,553,530 / 11,391,721 shares of capital stock
   issued and outstanding) ................................           $14.80
                                                                      ======
Class C Shares
Net asset value and offering price per share
   ($39,434,034 / 2,660,750 shares of capital stock
   issued and outstanding) ................................           $14.82
                                                                      ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($9,016,211 / 510,025 shares of capital stock issued
   and outstanding) .......................................           $17.68
                                                                      ======

(a)   Includes securities on loan with a value of $22,704,024 (see Note E).

      See notes to financial statements.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN QUASAR FUND o 13

Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                             October 1, 2002    Year Ended
                                                    to         September 30,
                                              July 31, 2003*       2002
                                             ===============   =============
Investment Income
Dividends (net of foreign taxes withheld
   of $4,404 and $21,890, respectively) ...  $       954,417   $     809,315
Interest ..................................          147,270         472,971
                                             ---------------   -------------
                                                   1,101,687       1,282,286
                                             ---------------   -------------
Expenses
Advisory fee ..............................        2,997,098       5,744,209
Distribution fee--Class A .................          362,184         632,465
Distribution fee--Class B .................        1,280,238       2,511,529
Distribution fee--Class C .................          296,871         599,775
Transfer agency ...........................        2,336,780       3,434,126(a)
Printing ..................................          382,574         357,728
Custodian .................................          166,204         208,991
Administrative ............................          112,000         134,000
Audit and legal ...........................          102,096         103,052
Registration ..............................           98,872          73,857
Directors' fees ...........................           16,504          16,519
Miscellaneous .............................           50,626          42,040
                                             ---------------   -------------
Total expenses ............................        8,202,047      13,858,291
Less: expense offset arrangement
   (see Note B) ...........................             (730)        (10,075)(a)
                                             ---------------   -------------
Net expenses ..............................        8,201,317      13,848,216
                                             ---------------   -------------
Net investment loss .......................       (7,099,630)    (12,565,930)
                                             ---------------   -------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment transactions ................      (35,585,107)   (175,496,191)
   Foreign currency transactions ..........               (3)            163
Net change in unrealized
   appreciation/depreciation
   of investments .........................      135,998,028     119,701,358
                                             ---------------   -------------
Net gain (loss) on investment and
   foreign currency transactions ..........      100,412,918     (55,794,670)
                                             ---------------   -------------
Net Increase (Decrease) in Net Assets
   from Operations ........................  $    93,313,288   $ (68,360,600)
                                             ===============   =============

*     The Fund changed its fiscal year end from September 30 to July 31.

(a) Amounts have been reclassified to conform to the current period's presentation.

      See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN QUASAR FUND

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                         October 1, 2002      Year Ended        Year Ended
                                to          September 30,     September 30,
                          July 31, 2003*         2002              2001
                         ================  ================  ================
Increase (Decrease)
in Net Assets from
Operations
Net investment loss ...  $     (7,099,630) $    (12,565,930) $    (17,866,615)
Net realized loss on
   investment and
   foreign currency
   transactions .......       (35,585,110)     (175,496,028)     (104,553,326)
Net change in
   unrealized
   appreciation/
   depreciation of
   investments ........       135,998,028       119,701,358      (368,065,304)
                         ----------------  ----------------  ----------------
Net increase
   (decrease) in net
   assets from
   operations .........        93,313,288       (68,360,600)     (490,485,245)
Distributions to
Shareholders from
Net realized gain on
   investment
   transactions
   Class A ............                -0-               -0-      (10,594,187)
   Class B ............                -0-               -0-      (14,207,984)
   Class C ............                -0-               -0-       (3,545,369)
   Advisor Class ......                -0-               -0-       (3,070,698)
Distributions in
   excess of net
   realized
   gain on investment
   transactions
   Class A ............                -0-               -0-      (29,171,770)
   Class B ............                -0-               -0-      (39,122,600)
   Class C ............                -0-               -0-       (9,762,403)
   Advisor Class ......                -0-               -0-       (8,455,365)
Capital Stock
Transactions
Net decrease ..........       (54,233,829)     (188,608,810)      (49,277,329)
                         ----------------  ----------------  ----------------
Total increase
   (decrease) .........        39,079,459      (256,969,410)     (657,692,950)
Net Assets
Beginning of period ...       362,302,845       619,272,255     1,276,965,205
                         ----------------  ----------------  ----------------
End of period .........  $    401,382,304  $    362,302,845  $    619,272,255
                         ================  ================  ================

*     The Fund changed its fiscal year end from September 30 to July 31.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN QUASAR FUND o 15

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
July 31, 2003

NOTE A

Significant Accounting Policies

AllianceBernstein Quasar Fund, Inc. (the "Fund"), formerly Alliance Quasar Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN QUASAR FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN QUASAR FUND o 17

Notes to Financial Statements
--------------------------------------------------------------------------------

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

6. Change of Fiscal Year End

The Fund changed its fiscal year end from September 30 to July 31. Accordingly, the statement of operations, the statement of changes in net assets and financial highlights reflect the period from October 1, 2002 to July 31, 2003.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at a quarterly rate equal to .25% (approximately 1% on an annual basis) of the net assets of the Fund valued on the last business day of the previous quarter. Such fee is accrued daily and paid quarterly.

Pursuant to the advisory agreement, the Fund paid $112,000 and $134,000, respectively, to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the period ended July 31, 2003 and the year ended September 30, 2002.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,583,232 and $2,191,744, respectively, for the period ended July 31, 2003 and the year ended September 30, 2002.

For the period ended July 31, 2003 and the year ended September 30, 2002, the Fund's expenses were reduced by $730 and $10,075, respectively, under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charge of $5,945 and $14,967 from the sale of Class A shares and received $2,453 and $10,863, $196,307 and $428,163, and $4,384 and $12,118, respectively, in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the period ended July 31, 2003 and the year ended September 30, 2002.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN QUASAR FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Brokerage commissions paid on investment transactions for the period ended July 31, 2003 and the year ended September 30, 2002 amounted to $1,480,075 and $2,157,887, respectively, of which $0 and $13,928, respectively, was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $23,171,571 and $2,159,424 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended July 31, 2003, were as follows:

                                                   Purchases          Sales
                                                  ============     ============
Investment securities (excluding
   U.S. government securities) .............      $332,180,942     $389,695,818
U.S. government securities .................                -0-              -0-

At July 31, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost ...................................................          $ 348,435,844
                                                                  =============
Gross unrealized appreciation ..........................          $  79,305,923
Gross unrealized depreciation ..........................            (21,469,945)
                                                                  -------------
Net unrealized appreciation ............................          $  57,835,978
                                                                  =============

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN QUASAR FUND o 19

Notes to Financial Statements
--------------------------------------------------------------------------------

of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund earns fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of July 31, 2003, the Fund had loaned securities with a value of $22,704,024 and received cash collateral which was invested in a money market fund valued at $23,680,400 as included in the footnotes to the accompanying portfolio of investments. For the period ended July 31, 2003, the Fund earned fee income of $86,174 which is included in interest income in the accompanying statement of operations.

NOTE F

Capital Stock

There are 12,000,000,000 shares of $.002 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                ----------------------------------------------------
                                                      Shares
                                ----------------------------------------------------
                                October 1, 2002          Year Ended       Year Ended
                                    to July 31,       September 30,    September 30,
                                        2003(a)                2002             2001
                                ----------------------------------------------------
Class A
Shares sold                          21,673,280           4,270,744        7,111,614
------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-                 -0-       1,501,955
------------------------------------------------------------------------------------
Shares converted from Class B           297,254             211,616           70,946
------------------------------------------------------------------------------------
Shares redeemed                     (23,031,319)         (7,067,128)      (9,267,139)
------------------------------------------------------------------------------------
Net decrease                         (1,060,785)         (2,584,768)        (582,624)
====================================================================================

Class B
Shares sold                             815,483           1,427,398        1,950,555
------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-                 -0-       2,268,280
------------------------------------------------------------------------------------
Shares converted to Class A            (342,155)           (244,199)         (86,173)
------------------------------------------------------------------------------------
Shares redeemed                      (2,990,411)         (5,500,367)      (5,919,036)
------------------------------------------------------------------------------------
Net decrease                         (2,517,083)         (4,317,168)      (1,786,374)
====================================================================================

(a)   The Fund changed its fiscal year end from September 30 to July 31.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN QUASAR FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                                ----------------------------------------------------
                                                      Shares
                                ----------------------------------------------------
                                October 1, 2002          Year Ended       Year Ended
                                    to July 31,       September 30,    September 30,
                                        2003(a)                2002             2001
                                ----------------------------------------------------
Class C
Shares sold                             376,983             780,705          797,584
------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-                 -0-         566,471
------------------------------------------------------------------------------------
Shares redeemed                        (954,897)         (1,855,191)      (2,073,468)
------------------------------------------------------------------------------------
Net decrease                           (577,914)         (1,074,486)        (709,413)
====================================================================================

Advisor Class
Shares sold                              90,677             500,904        1,242,926
------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-                 -0-         438,884
------------------------------------------------------------------------------------
Shares redeemed                        (236,241)         (4,004,915)      (1,880,852)
------------------------------------------------------------------------------------
Net decrease                           (145,564)         (3,504,011)        (199,042)
====================================================================================

(a)   The Fund changed its fiscal year end from September 30 to July 31.

                                ----------------------------------------------------
                                                      Amount
                                ----------------------------------------------------
                                October 1, 2002          Year Ended       Year Ended
                                    to July 31,       September 30,    September 30,
                                        2003(a)                2002             2001
                                ----------------------------------------------------
Class A
Shares sold                       $ 305,897,763       $  76,838,507    $ 153,464,725
------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-                 -0-      37,278,216
------------------------------------------------------------------------------------
Shares converted from Class B         4,327,131           3,754,642        1,610,077
------------------------------------------------------------------------------------
Shares redeemed                    (325,096,195)       (125,712,831)    (201,469,898)
------------------------------------------------------------------------------------
Net decrease                      $ (14,871,301)      $ (45,119,682)   $  (9,116,880)
====================================================================================

Class B
Shares sold                       $  10,221,382       $  22,381,783    $  37,583,730
------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-                 -0-      49,221,600
------------------------------------------------------------------------------------
Shares converted to Class A          (4,327,131)         (3,754,642)      (1,610,077)
------------------------------------------------------------------------------------
Shares redeemed                     (36,292,442)        (83,631,416)    (110,669,443)
------------------------------------------------------------------------------------
Net decrease                      $ (30,398,191)      $ (65,004,275)   $ (25,474,190)
====================================================================================

Class C
Shares sold                       $   4,743,734       $  12,441,554    $  15,558,688
------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-                 -0-      12,309,456
------------------------------------------------------------------------------------
Shares redeemed                     (11,627,959)        (28,463,454)     (39,538,054)
------------------------------------------------------------------------------------
Net decrease                      $  (6,884,225)      $ (16,021,900)   $ (11,669,910)
====================================================================================

(a)   The Fund changed its fiscal year end from September 30 to July 31.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN QUASAR FUND o 21

Notes to Financial Statements
--------------------------------------------------------------------------------

                                ----------------------------------------------------
                                                       Amount
                                ----------------------------------------------------
                                October 1, 2002          Year Ended       Year Ended
                                    to July 31,       September 30,    September 30,
                                        2003(a)                2002             2001
                                ----------------------------------------------------
Advisor Class
Shares sold                       $   1,304,540       $   9,556,707    $  26,711,352
------------------------------------------------------------------------------------
Shares issued in reinvestment
   of distributions                          -0-                 -0-      11,020,368
------------------------------------------------------------------------------------
Shares redeemed                      (3,384,652)        (72,019,660)     (40,748,069)
------------------------------------------------------------------------------------
Net decrease                      $  (2,080,112)      $ (62,462,953)   $  (3,016,349)
====================================================================================

(a)   The Fund changed its fiscal year end from September 30 to July 31.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended July 31, 2003.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal periods ended July 31, 2003, September 30, 2002 and September 30, 2001 were as follows:

                                                2003       2002         2001
                                              ========   ========   ============
Distributions paid from:
   Ordinary income ........................   $     -0-  $     -0-  $117,930,376
                                              --------   --------   ------------
Total taxable
   distributions ..........................         -0-        -0-   117,930,376
                                              --------   --------   ------------
Total distributions
   paid ...................................   $     -0-  $     -0-  $117,930,376
                                              --------   --------   ------------


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN QUASAR FUND

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ..................        $(384,190,176)(a)
Unrealized appreciation/(depreciation) ................           57,835,978(b)
                                                               -------------
Total accumulated earnings/(deficit) ..................        $(326,354,198)
                                                               -------------

(a) On July 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $372,300,767 of which $108,609,712 expires in the year 2009, $117,231,356 expires in the year 2010 and $146,459,699 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2003, the Fund deferred to August 1, 2003 post October capital losses of $11,889,409.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal period, permanent differences, primarily due to net investment loss resulted in a net decrease in accumulated net investment loss, a net decrease in accumulated net realized loss on investment and foreign currency transactions and a decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE I

Subsequent Events

Alliance Capital Management L.P., ("Alliance Capital") the Fund's Adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Alliance Capital has been providing full cooperation with respect to these investigations.

Based on the preliminary results of its own ongoing internal investigation concerning mutual fund transactions, Alliance Capital has identified conflicts of interest in connection with certain market timing transactions. In this regard, Alliance Capital has suspended two of its employees, neither of which was a portfolio manager or officer of the Fund. Alliance Capital continues to review the facts and circumstances relevant to the SEC's and NYAG's investigations, including whether third parties may have engaged in illegal late trading in the Funds and whether any of its employees knowingly facilitated such late trading. Consistent with the best interests of the Fund and its shareholders, Alliance Capital intends to vigorously pursue its rights, and the rights of the Fund and its shareholders, if it is determined that such trading occurred. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund or Alliance Capital's results of operations or financial condition.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN QUASAR FUND o 23

Notes to Financial Statements
--------------------------------------------------------------------------------

Alliance Capital also announced that its Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint"), was filed in federal district court in the Southern District of New York against Alliance Capital Management Holding L.P.; Alliance Capital; Alliance Capital Management Corporation (collectively, the "Alliance Capital defendants"); certain of the AllianceBernstein Mutual Funds, including the Fund, AXA Financial, Inc.; Gerald Malone; Charles Schaffran; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; and other unnamed defendants. The action, which is brought on behalf of a putative class of all persons who purchased shares in one or more of the defendant mutual funds between October 2, 1998 and September 29, 2003, alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Advisors Act of 1940. The principal allegations of the Hindo Complaint are that the Alliance Capital defendants entered into agreements under which certain named and unnamed parties were permitted to engage in late trading and market timing transactions in the defendant funds. According to the Complaint, these agreements were fraudulent and a breach of fiduciary duty to fund shareholders. In addition, plaintiffs allege that the prospectuses for the named AllianceBernstein mutual funds were false and misleading because they: (i) failed to disclose the existence of these late trading and market timing agreements; and (ii) represented that fund shareholders would be safeguarded against the effects of such agreements. Plaintiffs seek unspecified damages, the rescission of plaintiffs' contracts with Alliance Capital, and recovery of any fees paid in connection therewith. Alliance Capital is evaluating the claims in the Hindo Complaint and intends to vigorously defend against them. At the present time, management of Alliance Capital is unable to estimate the impact, if any, that the outcome of this action may have on the Fund or on Alliance Capital's results of operations or financial condition. On October 8, 2003, a similar complaint was filed in federal district court in the Eastern District of New York in which all AllianceBernstein Funds are named as nominal defendants. Alliance Capital understands that additional lawsuits that are similar to these lawsuits have been filed, and believes that others may be filed, against Alliance Capital defendants and related parties.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN QUASAR FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------------------------------------
                                                                           Class A
                                  -----------------------------------------------------------------------------------------
                                  October 1,
                                        2002
                                          to                                Year Ended September 30,
                                    July 31,       ------------------------------------------------------------------------
                                     2003(a)             2002          2001          2000             1999             1998
                                  -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period .......................  $    13.34       $    16.25    $    30.76    $    23.84       $    22.27       $    30.37
                                  -----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) .........        (.24)            (.30)         (.35)         (.38)            (.22)            (.17)
Net realized and unrealized gain
  (loss) on investment and
  foreign currency transactions         4.20            (2.61)       (11.46)         7.30             2.80            (6.70)
                                  -----------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ..        3.96            (2.91)       (11.81)         6.92             2.58            (6.87)
                                  -----------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions .................          -0-              -0-         (.72)           -0-           (1.01)           (1.23)
Distributions in excess of net
  realized gain on investment
  transactions .................          -0-              -0-        (1.98)           -0-              -0-              -0-
                                  -----------------------------------------------------------------------------------------
Total distributions ............          -0-              -0-        (2.70)           -0-           (1.01)           (1.23)
                                  -----------------------------------------------------------------------------------------
Net asset value, end of period .  $    17.30       $    13.34    $    16.25    $    30.76       $    23.84       $    22.27
                                  =========================================================================================
Total Return
Total investment return based
  on net asset value(c) ........       29.69%          (17.91)%      (41.42)%       29.03%           11.89%          (23.45)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............  $  184,378       $  156,340    $  232,456    $  458,008       $  517,289       $  495,070
Ratio to average net assets of:
  Expenses .....................        2.32%(d)         1.92%         1.79%         1.68%(e)         1.69%(e)         1.61%(e)
  Net investment loss ..........       (1.95)%(d)       (1.71)%       (1.58)%       (1.39)%           (.90)%           (.59)%
Portfolio turnover rate ........          94%              98%          109%          160%              91%             109%

See footnote summary on page 28.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN QUASAR FUND o 25

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------------------------------------
                                                                           Class B
                                  -----------------------------------------------------------------------------------------
                                  October 1,
                                        2002
                                          to                                Year Ended September 30,
                                    July 31,       ------------------------------------------------------------------------
                                     2003(a)             2002          2001          2000             1999             1998
                                  -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period .......................  $    11.49       $    14.11    $    27.30    $    21.32       $    20.17       $    27.83
                                  -----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) .........        (.28)            (.39)         (.45)         (.52)            (.37)            (.36)
Net realized and unrealized gain
  (loss) on investment and
  foreign currency transactions         3.59            (2.23)       (10.04)         6.50             2.53            (6.07)
                                  -----------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ..        3.31            (2.62)       (10.49)         5.98             2.16            (6.43)
                                  -----------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions .................          -0-              -0-         (.72)           -0-           (1.01)           (1.23)
Distributions in excess of net
  realized gain on investment
  transactions .................          -0-              -0-        (1.98)           -0-              -0-              -0-
                                  -----------------------------------------------------------------------------------------
Total distributions ............          -0-              -0-        (2.70)           -0-           (1.01)           (1.23)
                                  -----------------------------------------------------------------------------------------
Net asset value, end of period .  $    14.80       $    11.49    $    14.11    $    27.30       $    21.32       $    20.17
                                  =========================================================================================
Total Return
Total investment return based on
  net asset value(c) ...........       28.81%          (18.57)%      (41.88)%       28.05%           11.01%          (24.03)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............  $  168,554       $  159,791    $  257,161    $  546,302       $  587,919       $  625,147
Ratio to average net assets of:
  Expenses .....................        3.14%(d)         2.72%         2.57%         2.44%(e)         2.46%(e)         2.39%(e)
  Net investment loss ..........       (2.78)%(d)       (2.50)%       (2.36)%       (2.16)%          (1.68)%          (1.36)%
Portfolio turnover rate ........          94%              98%          109%          160%              91%             109%

See footnote summary on page 28.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN QUASAR FUND

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------------------------------------
                                                                           Class C
                                  -----------------------------------------------------------------------------------------
                                  October 1,
                                        2002
                                          to                               Year Ended September 30,
                                    July 31,       ------------------------------------------------------------------------
                                     2003(a)             2002          2001          2000             1999             1998
                                  -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period .......................  $    11.50       $    14.13    $    27.32    $    21.34       $    20.18       $    27.85
                                  -----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) .........        (.28)            (.39)         (.45)         (.52)            (.36)            (.35)
Net realized and unrealized gain
  (loss) on investment and
  foreign currency transactions         3.60            (2.24)       (10.04)         6.50             2.53            (6.09)
                                  -----------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ..        3.32            (2.63)       (10.49)         5.98             2.17            (6.44)
                                  -----------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions .................          -0-              -0-         (.72)           -0-           (1.01)           (1.23)
Distributions in excess of net
  realized gain on investment
  transactions .................          -0-              -0-        (1.98)           -0-              -0-              -0-
                                  -----------------------------------------------------------------------------------------
Total distributions ............          -0-              -0-        (2.70)           -0-           (1.01)           (1.23)
                                  -----------------------------------------------------------------------------------------
Net asset value, end of period .  $    14.82       $    11.50    $    14.13    $    27.32       $    21.34       $    20.18
                                  =========================================================================================
Total Return
Total investment return based
  on net asset value(c) ........       28.87%          (18.61)%      (41.85)%       28.02%           11.05%          (24.05)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............  $   39,434       $   37,256    $   60,925    $  137,242       $  168,120       $  182,110
Ratio to average net assets of:
  Expenses .....................        3.10%(d)         2.71%         2.56%         2.43%(e)         2.45%(e)         2.38%(e)
  Net investment loss ..........       (2.73)%(d)       (2.49)%       (2.35)%       (2.12)%          (1.66)%          (1.35)%
Portfolio turnover rate ........          94%              98%          109%          160%              91%             109%

See footnote summary on page 28.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN QUASAR FUND o 27

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------------------------------------
                                                                       Advisor Class
                                  -----------------------------------------------------------------------------------------
                                  October 1,
                                        2002
                                          to                                 Year Ended September 30,
                                    July 31,       ------------------------------------------------------------------------
                                     2003(a)             2002          2001          2000             1999             1998
                                  -----------------------------------------------------------------------------------------
Net asset value, beginning of
  period .......................  $    13.60       $    16.52    $    31.07    $    24.01       $    22.37       $    30.42
                                  -----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b) .........        (.21)            (.28)         (.29)         (.30)            (.15)            (.09)
Net realized and unrealized gain
  (loss) on investment and
  foreign currency transactions         4.29            (2.64)       (11.56)         7.36             2.80            (6.73)
                                  -----------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations ..        4.08            (2.92)       (11.85)         7.06             2.65            (6.82)
                                  -----------------------------------------------------------------------------------------
Less: Distributions
Distributions from net realized
  gain on investment
  transactions .................          -0-              -0-         (.72)           -0-            (1.01)           (1.23)
Distributions in excess of net
  realized gain on investment
  transactions .................          -0-              -0-        (1.98)           -0-              -0-              -0-
                                  -----------------------------------------------------------------------------------------
Total distributions ............          -0-              -0-        (2.70)           -0-           (1.01)           (1.23)
                                  -----------------------------------------------------------------------------------------
Net asset value, end of period .  $    17.68       $    13.60    $    16.52    $    31.07       $    24.01       $    22.37
                                  =========================================================================================
Total Return
Total investment return based
  on net asset value(c) ........       30.00%          (17.68)%      (41.11)%       29.40%           12.16%          (23.24)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..............  $    9,016       $    8,916    $   68,730    $  135,414       $  164,671       $  175,037
Ratio to average net assets of:
  Expenses .....................        2.05%(d)         1.60%         1.52%         1.39%(e)         1.42%(e)         1.38%(e)
  Net investment loss ..........       (1.69)%(d)       (1.41)%       (1.31)%       (1.08)%           (.62)%           (.32)%
Portfolio turnover rate ........          94%              98%          109%          160%              91%             109%

(a)   The Fund changed its fiscal year end from September 30 to July 31.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                                  Year Ended September 30,
                                               -----------------------------
                                                 2000        1999     1998
                                               -----------------------------
          Class A...................             1.67%       1.68%    1.60%
          Class B...................             2.42%       2.45%    2.38%
          Class C...................             2.42%       2.44%    2.37%
          Advisor Class.............             1.38%       1.41%    1.37%


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN QUASAR FUND

                               Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of AllianceBernstein Quasar Fund,
Inc.

We have audited the accompanying statement of assets and liabilities of AllianceBernstein Quasar Fund, Inc., formerly Alliance Quasar Fund, Inc., (the "Fund"), including the portfolio of investments, as of July 31, 2003, and the related statement of operations for the period from October 1, 2002 to July 31, 2003 and for the year ended September 30, 2002, the statement of changes in net assets for the period from October 1, 2002 to July 31, 2003 and for each of the two years in the period ended September 30, 2002, and the financial highlights for the period from October 1, 2002 to July 31, 2003 and for each of the five years in the period ended September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AllianceBernstein Quasar Fund, Inc. at July 31, 2003, the results of its operations for the period from October 1, 2002 to July 31, 2003 and for the year ended September 30, 2002, the changes in its net assets for the period from October 1, 2002 to July 31, 2003 and for each of the two years in the period ended September 30, 2002, and the financial highlights for the period from October 1, 2002 to July 31, 2003 and for each of the five years in the period ended September 30, 2002, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
September 12, 2003,
except for Note I, as to which the
date is October 9, 2003


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN QUASAR FUND o 29

Board of Directors
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler((1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce K. Aronow, Senior Vice President
Thomas J. Bardong, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Sttate Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN QUASAR FUND

                                                          Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                            PORTFOLIOS
                                                                             IN FUND         OTHER
NAME, AGE OF DIRECTOR,                           PRINCIPAL                    COMPLEX    DIRECTORSHIPS
       ADDRESS                                  OCCUPATION(S)               OVERSEEN BY     HELD BY
 (YEARS OF SERVICE*)                         DURING PAST 5 YEARS              DIRECTOR      DIRECTOR
-------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

John D. Carifa, **, 58               President, Chief Operating Officer          116          None
1345 Avenue of the                   and a Director of Alliance Capital
Americas                             Management Corporation
New York, NY 10105 (16)              ("ACMC"), with which he has
                                     been associated with since prior
                                     to 1998.

DISINTERESTED DIRECTORS

Ruth Block, #+, 72                   Formerly Executive Vice                     97          None
P.O. Box 4623                        President and Chief Insurance
Stamford, CT 06903 (11)              Officer of The Equitable Life
                                     Assurance Society of the
                                     United States; Chairman and
                                     Chief Executive Officer of Evlico;
                                     a Director of Avon, BP (oil and
                                     gas), Ecolab Incorporated
                                    (specialty chemicals), Tandem Financial
                                     Group and Donaldson, Lufkin &
                                     Jenrette Securities Corporation.
                                     Former Governor at Large National
                                     Association of Securities Dealers, Inc.

David H. Dievler, #+, 73             Independent Consultant. Until               101          None
P.O. Box 167                         December 1994, Senior Vice
Spring Lake, NJ 07762                President of ACMC responsible
(16)                                 for mutual fund administration.
                                     Prior to joining ACMC in 1984,
                                     Chief Financial Officer of Eberstadt
                                     Asset Management since 1968.
                                     Prior to that, Senior Manager at
                                     Price Waterhouse & Co. Member of
                                     the American Institute of Certified
                                     Public Accountants since 1953.

John H. Dobkin,#+, 61                Consultant. Formerly President               98          None
P.O. Box 12                          of Save Venice, Inc. (preservation
Annandale, NY 12504 (9)              organization) from 2001 - 2002, a
                                     Senior Advisor from June 1999 -
                                     June 2000 and President of Historic
                                     Hudson Valley (historic preservation)
                                     from December 1989 - May 1999.
                                     Previously, Director of the National
                                     Academy of Design and during
                                     1988 - 1992, Director and Chairman
                                     of the Audit Committee of ACMC.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN QUASAR FUND o 31

Management of the Fund
--------------------------------------------------------------------------------

                                                                            PORTFOLIOS
                                                                              IN FUND        OTHER
NAME, AGE OF DIRECTOR,                           PRINCIPAL                    COMPLEX    DIRECTORSHIPS
       ADDRESS                                  OCCUPATION(S)               OVERSEEN BY     HELD BY
 (YEARS OF SERVICE*)                         DURING PAST 5 YEARS              DIRECTOR      DIRECTOR
----------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

William H. Foulk, Jr., #+, 71        Investment Adviser and                      113       None
2 Soundview Drive                    independent consultant. Formerly
Suite 1000                           Senior Manager of Barrett
Greenwich, CT 06830 (11)             Associates, Inc., a registered
                                     investment adviser, with which
                                     he had been associated since
                                     prior to 1998. Formerly Deputy
                                     Comptroller of the State of New
                                     York and, prior thereto, Chief
                                     Investment Officer of the New
                                     York Bank for Savings.

Clifford L. Michel, #+, 64           Senior Counsel of the law firm of            97       Placer Dome, Inc.
15 St. Bernard's Road                Cahill Gordon & Reindel since
Gladstone, NJ 07934 (17)             February 2001 and a partner
                                     of that firm for more than
                                     twenty-five years prior thereto.
                                     President and Chief Executive
                                     Officer of Wenonah Development
                                     Company (investments) and a
                                     Director of Placer Dome, Inc.
                                     (mining).

Donald J. Robinson, #+, 69           Senior Counsel of the law firm of            96       None
98 Hell's Peak Road                  Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161 (7)                 since prior to 1998. Formerly a
                                     senior partner and a member of
                                     the Executive Committee of that
                                     firm. He was also a member and
                                     Chairman of the Municipal Securities
                                     Rulemaking Board and a Trustee
                                     of the Museum of the City of
                                     New York.

*     There is no stated term of office for the Fund's directors.

** Mr. Carifa is an "interested director," as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN QUASAR FUND

                                                          Management of the Fund
--------------------------------------------------------------------------------

Officer Information

Certain information concerning the Fund's Officers is set forth below.

     NAME,                          PRINCIPAL POSITION(S)              PRINCIPAL OCCUPATION
ADDRESS* AND AGE                       HELD WITH FUND                   DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
John D. Carifa, 58                 Chairman and President         See biography above.

Bruce K. Aronow, 37                Senior Vice President          Senior Vice President of ACMC** since
                                                                  1999. Prior thereto, he was a Vice
                                                                  President at Invesco since 1998, and
                                                                  a Vice President at LGT Asset
                                                                  Management since prior to 1998.

Thomas J. Bardong, 58              Vice President                 Senior Vice President of ACMC**, with
                                                                  which he has been associated since
                                                                  prior to 1998.

Edmund P. Bergan, Jr., 53          Secretary                      Senior Vice President and General
                                                                  Counsel of AllianceBernstein
                                                                  Investment Research and
                                                                  Management, Inc. (ABIRM)** and
                                                                  Alliance Global Investor Services, Inc.
                                                                  ("AGIS")**, with which he has been
                                                                  associated since prior to 1998.

Mark D. Gersten, 52                Treasurer and Chief            Senior Vice President of AGIS** and a
                                   Financial Officer              Vice President of ABIRM**, with which
                                                                  he has been associated since prior to
                                                                  1998.

Vincent S. Noto, 38                Controller                     Vice President of AGIS**, with which
                                                                  he has been associated since prior to
                                                                  1998.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, ABIRM and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                                              ALLIANCEBERNSTEIN QUASAR FUND o 33

AllianceBernstein Family of Funds
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ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation
Wealth Preservation
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation
Tax-Managed Wealth Preservation

U.S. Growth Funds

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Select Investor Series Biotechnology Portfolio
Select Investor Series Premier Portfolio
Select Investor Series Technology Portfolio
Technology Fund

U.S. Value Funds

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series

U.S. Large Cap Portfolio

Global & International Growth Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Global & International Value Funds

Global Value Fund
International Value Fund

Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

Intermediate California
Intermediate Diversified
Intermediate New York
Arizona
California
Insured California
Insured National
Florida
Massachusetts
Michigan
Minnesota
National
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


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34 o ALLIANCEBERNSTEIN QUASAR FUND

ALLIANCEBERNSTEIN QUASAR FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

QSRAR0703



ITEM 2.  CODE OF ETHICS.


(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's Board of Directors has determined that independent directors Messrs. David H. Dievler and William H. Foulk qualify as audit committee financial experts.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.       DESCRIPTION OF EXHIBIT


    10 (a) (1)        Code of ethics that is subject to the disclosure of Item 2 hereof

    10 (b) (1)        Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (b) (2)        Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

    10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Quasar Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date:  October 9, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  October 9, 2003